BORROWINGS AND LEASES - Schedule of Borrowings Outstanding (Details) € in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Jul. 01, 2022 EUR (€)	Mar. 31, 2022 AUD ($)	Dec. 31, 2021 EUR (€)
Non-current:
Total non-current borrowings			€ 11,065		€ 11,790
Current:
Total current borrowings			1,577		1,350
Euro denominated bonds
Non-current:
Total non-current borrowings			8,572		8,646
Current:
Total current borrowings			0		700
Foreign currency bonds (swapped into Euro)
Non-current:
Total non-current borrowings			1,103		1,757
Current:
Total current borrowings			817		0
Australian dollar denominated bonds
Non-current:
Total non-current borrowings			442		432
Current:
Total current borrowings			103		230
Foreign currency bonds (swapped into Australian Dollar)
Non-current:
Total non-current borrowings			428		446
Lease obligations
Non-current:
Total non-current borrowings			520		509
Euro commercial paper
Current:
Total current borrowings			522		285
Bank overdrafts
Current:
Total current borrowings			0		1
Lease obligations
Current:
Total current borrowings			€ 135		€ 134
0.75 Percent Notes Due 2022
Current:
Repayments of borrowings, classified as financing activities		€ 700
Notional amount		€ 700
Borrowings, interest rate			0.75%
3.45 Percent Notes Due 2022
Current:
Repayments of borrowings, classified as financing activities	€ 134
Notional amount | $				$ 200
Borrowings, interest rate				3.375%